13F-HR
<PERIOD>			09/30/01
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-983-8100
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED SEPT. 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.) [ ] is a restatement.
                                                         [ ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  		Financial Op Principal
Phone:  	212-983-8100
Signature, Place, and Date of Signing:

Nancy J. O. Luburich New York, NY Oct. 29, 2001
Report type (Check only one.):
[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $166,660,211

                                                             Form 13 F information Table
                                                             Value        Shares/   Sh/  Put/  Invstmt Other    Voting Authority
Name of Issuer                  Title of Class     CUSIP     (x$1000)     PRN AMT   PRN  Call  Dscretn Managers    Sole Shared None

A. T. & T. Corp.                    COM      001957109              1613    83600  SH          SOLE              83600      0     0
Aksys Ltd.                          COM      010196103               151    30000  SH          SOLE              30000      0     0
Amazon.com                          COM      023135106                80    13500  SH          SOLE              13500      0     0
American Int'l Group                COM      026874107              3729    47813  SH          SOLE              47813      0     0
American Midland Corp.              COM      027528207                 3    35000  SH          SOLE              35000      0     0
Amgen Inc.                          COM      031162100              4527    77030  SH          SOLE              77030      0     0
AOL Time Warner                     COM      00184A105              4222   127566  SH          SOLE             127566      0     0
AT&T Wireless Ser., Inc.            COM      001957406              1363    91281  SH          SOLE              91281      0     0
Barr Laboratories, Inc.             COM      068306109              5065    64075  SH          SOLE              64075      0     0
Biogen Inc.                         COM      090597105              2906    52300  SH          SOLE              52300      0     0
Boston Scientific Corp.             COM      101137107              5255   256376  SH          SOLE             256376      0     0
Bristol-Myers Squibb Co.            COM      110122108               536     9650  SH          SOLE               9650      0     0
C.R. Bard, Inc.                     COM      067383109              3171    61700  SH          SOLE              61700      0     0
Cardinal Health Inc.                COM      14149Y108              3821    51675  SH          SOLE              51675      0     0
Cisco Systems Inc.                  COM      17275R102              2379   195324  SH          SOLE             195324      0     0
CitiGroup                           COM      172967101              4236   104600  SH          SOLE             104600      0     0
Comcast Corp. Cl A                  COM      200300200              5256   146550  SH          SOLE             146550      0     0
Cornerstone US Govt Strat        Mutual FD   360908305               488   375650  SH          SOLE             375650      0     0
CV Therapeutics, Inc.               COM      126667104              1002    25800  SH          SOLE              25800      0     0
CVS Corp.                           COM      126650100              2639    79500  SH          SOLE              79500      0     0
Double Click                        COM      258609304               623   109400  SH          SOLE             109400      0     0
El Paso Corporation                 COM      283905107              2971    71513  SH          SOLE              71513      0     0
EMC Corp                            COM      268648102              1884   160375  SH          SOLE             160375      0     0
Exxon Corp.                         COM      30231G102               824    20935  SH          SOLE              20935      0     0
FleetBoston Financial Cor           COM      339030108              3636    98959  SH          SOLE              98959      0     0
Gemstar-TV Guide Intl.              COM      36866W106              2416   122600  SH          SOLE             122600      0     0
General Electric Co.                COM      369604103              4974   133725  SH          SOLE             133725      0     0
H&R Block                           COM      093671105               559    14500  SH          SOLE              14500      0     0
Hewlett Packard Co                  COM      428236103              1720   107200  SH          SOLE             107200      0     0
Home Depot                          COM      437076102              2528    65895  SH          SOLE              65895      0     0
Intel Corp.                         COM      458140100              3134   153350  SH          SOLE             153350      0     0
Intl Business Machine               COM      459200101              3884    42350  SH          SOLE              42350      0     0
J.P. Morgan Chase & Co.             COM      46625H100              3822   111925  SH          SOLE             111925      0     0
Johnson & Johnson                   COM      478160104               857    15482  SH          SOLE              15482      0     0
Lehman Bros. Hldgs Inc.             COM      524908100              5564    97875  SH          SOLE              97875      0     0
Liberty Media Group                 COM      001957208              4065   320100  SH          SOLE             320100      0     0
Lilly, Eli & Co.                    COM      532457108               274     3400  SH          SOLE               3400      0     0
Lowes Companies Inc.                COM      548661107              3490   110300  SH          SOLE             110300      0     0
Masco Corp.                         COM      574599106              2486   121650  SH          SOLE             121650      0     0
Medtronic Inc.                      COM      585055106              2268    52150  SH          SOLE              52150      0     0
Merrill Lynch & Co. Inc.            COM      590188108              3156    77750  SH          SOLE              77750      0     0
Microsoft Corp.                     COM      594918104              4748    92800  SH          SOLE              92800      0     0
Millenium Pharm                     COM      599902103              1554    87500  SH          SOLE              87500      0     0
Morgan Stanley                      COM      617446448              4057    87530  SH          SOLE              87530      0     0
Motorola, Inc.                      COM      620076109              3279   210219  SH          SOLE             210219      0     0
Network Appliances                  COM      64120L104               119    17500  SH          SOLE              17500      0     0
Nortel Networks                     COM      656568102               192    34300  SH          SOLE              34300      0     0
Novartis AG                         COM      66987V109              1944    49950  SH          SOLE              49950      0     0
Omnicare, Inc.                      COM      681904108              2270   104000  SH          SOLE             104000      0     0
Oracle Systems                      COM      68389X105               150    12000  SH          SOLE              12000      0     0
Pepsico, Inc.                       COM      713448108              6037   124485  SH          SOLE             124485      0     0
Ralston Purina Grp.                 COM      751277302              2209    67350  SH          SOLE              67350      0     0
SBC Comm Inc.                       COM      78387G103              4454    94530  SH          SOLE              94530      0     0
Scientific Atlanta Inc              COM      808655104              1856   106100  SH          SOLE             106100      0     0
Sun Microsystems                    COM      866810104              1126   136250  SH          SOLE             136250      0     0
The Shaw Group Inc.                 COM      820280105              2334    82875  SH          SOLE              82875      0     0
Tyco International                  COM      902124106              5748   126339  SH          SOLE             126339      0     0
Verizon Communications              COM      92343V104              4650    85944  SH          SOLE              85944      0     0
Vertex Pharmaceuticals              COM      92532F100              1082    60000  SH          SOLE              60000      0     0
Viacom Inc. Cl. B                   COM      925524308              3774   109414  SH          SOLE             109414      0     0
Vodafone                            COM      92857W100               338    15400  SH          SOLE              15400      0     0
Wal Mart Stores Inc.                COM      931142103              3585    72425  SH          SOLE              72425      0     0
WebMD Corp.                         COM      094769M10               106    25000  SH          SOLE              25000      0     0
Wellpoint Hlth NetworkA             COM      94973H108              3357    30760  SH          SOLE              30760      0     0
Yahoo!                              COM      984332106                88    10000  SH          SOLE              10000      0     0